Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest bearing loans and borrowings
Lease liabilities	$ 228	$ 233	$ 192
Current debt	5,314	1,660	2,194
Total current debt and lease liabilities	5,542	1,893	2,386
Non-current liabilities	22,965	28,134	17,505
Lease liabilities	725	754	489
Total non-current debt and lease liabilities	23,690	28,888	17,994
Total borrowings	$ 29,232	30,781	20,380
Notice period to switch loans to compounded secured overnight funding rate	5 days
Current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings	$ 22	24
Non-current interest-bearing loans and borrowings
Interest bearing loans and borrowings
Secured loans and borrowings	181	188
Overdrafts
Interest bearing loans and borrowings
Current debt	183	291	286
Other Short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt	78	3	84
Bank collateral
Interest bearing loans and borrowings
Current debt	89	93	288
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities	228	233	192
Lease liabilities	$ 725	$ 754	489
0.25% Callable bond due 2021
Interest bearing loans and borrowings
Current debt			614
Interest rate on borrowings	0.25%
0.875% Non-callable bond due 2021
Interest bearing loans and borrowings
Current debt			$ 919
Interest rate on borrowings	0.875%	0.875%	0.875%
Floating rate notes due 2022
Interest bearing loans and borrowings
Current debt		$ 250
Non-current liabilities			$ 250
2.375% Callable bond due 2022
Interest bearing loans and borrowings
Current debt		999
Non-current liabilities			996
Interest rate on borrowings	2.375%
Other loans (including commercial paper)
Interest bearing loans and borrowings
Current debt	$ 22	24	3
0.3% Callable bond due 2023
Interest bearing loans and borrowings
Current debt	$ 1,399
Non-current liabilities		1,397
Interest rate on borrowings	0.30%
7% Guaranteed debentures
Interest bearing loans and borrowings
Current debt	$ 294
Non-current liabilities		320	339
Total borrowings	$ 288
Interest rate on borrowings	7.00%
2023 floating bank loan due 2023
Interest bearing loans and borrowings
Current debt	$ 2,000
Non-current liabilities		1,998
Floating rate loan due 2023
Interest bearing loans and borrowings
Current debt	400
Non-current liabilities		400	400
Floating rate loan due 2023 | LIBOR
Interest bearing loans and borrowings
Non-current liabilities	2,000
3.5% Callable bond due 2023
Interest bearing loans and borrowings
Current debt	$ 849
Non-current liabilities		848	847
Interest rate on borrowings	3.50%
0.7% Callable bond due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 1,598	1,598
Interest rate on borrowings	0.70%
0.75% Callable bond due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 957	1,014	1,102
Interest rate on borrowings	0.75%
2024 Floating bank loan due 2024
Interest bearing loans and borrowings
Non-current liabilities	$ 1,998	1,997
3.375% Callable bond due 2025
Interest bearing loans and borrowings
Non-current liabilities	$ 1,992	1,988	1,985
Interest rate on borrowings	3.375%
0.7% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,195	1,193	1,192
Interest rate on borrowings	0.70%
1.2% Callable bond due 2026
Interest bearing loans and borrowings
Non-current liabilities	$ 1,246	1,245
Interest rate on borrowings	1.20%
3.125% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 746	745	744
Interest rate on borrowings	3.125%
1.25% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 845	896	973
Interest rate on borrowings	1.25%
1.75% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,245	1,244
Interest rate on borrowings	1.75%
4% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 995	994	993
Interest rate on borrowings	4.00%
0.375% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 846	898
Interest rate on borrowings	0.375%
1.375% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 1,293	1,292	1,291
Interest rate on borrowings	1.375%
2.25% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 747	746
Interest rate on borrowings	2.25%
5.75% Non-callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 420	470	475
Interest rate on borrowings	5.75%
6.45% Callable bond due 2037
Interest bearing loans and borrowings
Non-current liabilities	$ 2,724	2,724	2,722
Interest rate on borrowings	6.45%
4% Callable bond due 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 988	988	988
Interest rate on borrowings	4.00%
4.375% Callable bond due 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 981	980	980
Interest rate on borrowings	4.375%
4.375% Callable bond due 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 737	737	737
Interest rate on borrowings	4.375%
2.125% Callable bond due 2050
Interest bearing loans and borrowings
Non-current liabilities	$ 487	486	486
Interest rate on borrowings	2.125%
3% Callable bond due 2051
Interest bearing loans and borrowings
Non-current liabilities	$ 735	734
Interest rate on borrowings	3.00%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 190	$ 202	$ 5
Floating rate loan due 2024 | LIBOR
Interest bearing loans and borrowings
Non-current liabilities	$ 2,000